Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Common Stock ADS	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2020				$ 100	$ (6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	20,025	20,025
Net loss					(21,462,588)		(21,462,588)
Issuance of ADS and Pre-Funded Warrants, net				17,000,000			17,000,000
Issuance of ADS and Pre-Funded Warrants, net (in shares)	28,508	28,508
Reclassification of warrant liability upon issuance of Exchange warrant				12,410,730			12,410,730
Balance at end of year at Dec. 31, 2021			$ (2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at ending of year (in shares) at Dec. 31, 2021	55,913	55,913				55,913	55,913
Net loss					(1,682,802)		$ (1,682,802)
Cashless exercise of warrants (in shares)		1				1
Reclassification of warrant liability upon issuance of Exchange warrant				296,362			296,362
Balance at end of year at Mar. 31, 2022			(2,932,000)	31,955,379	(29,752,787)		(729,408)
Balance at ending of year (in shares) at Mar. 31, 2022		55,914				55,914
Balance at beginning of year at Dec. 31, 2021			(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	55,913	55,913				55,913	55,913
Net loss							$ (7,380,536)
Balance at end of year at Sep. 30, 2022			(2,932,000)	47,615,475	(35,515,787)		9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022		403,887				403,887
Balance at beginning of year at Dec. 31, 2021			(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021	55,913	55,913				55,913	55,913
Net loss					(9,381,496)		$ (9,381,496)
Issuance of ADS and Pre-Funded Warrants, net				14,877,332			14,877,332
Issuance of ADS and Pre-Funded Warrants, net (in shares)	280,000	280,000
Stock based compensation				764,007			764,007
Cashless exercise of warrants (in shares)	64,292	64,292
Reclassification of warrant liability upon issuance of Exchange warrant				296,362			296,362
Settlement of accrued expenses				193,537			193,537
Settlement of accrued expenses (in shares)	3,682	3,682
Deemed dividend on warrant modification				65,266	(65,266)
Balance at end of year at Dec. 31, 2022			(2,932,000)	47,855,521	(37,516,747)		$ 7,406,774
Balance at ending of year (in shares) at Dec. 31, 2022	403,887	403,887				403,887	403,887
Balance at beginning of year at Mar. 31, 2022			(2,932,000)	31,955,379	(29,752,787)		$ (729,408)
Balance at beginning of year (in shares) at Mar. 31, 2022		55,914				55,914
Net loss					(2,668,167)		(2,668,167)
Stock based compensation				229,441			229,441
Cashless exercise of warrants (in shares)		28,508				28,508
Balance at end of year at Jun. 30, 2022			(2,932,000)	32,184,820	(32,420,954)		(3,168,134)
Balance at ending of year (in shares) at Jun. 30, 2022		84,422				84,422
Net loss					(3,029,567)		(3,029,567)
Issuance of ADS and Pre-Funded Warrants, net				14,904,569			14,904,569
Issuance of ADS and Pre-Funded Warrants, net (in shares)		280,000				280,000
Stock based compensation				267,283			267,283
Cashless exercise of warrants (in shares)		35,783				35,783
Settlement of accrued expenses				193,537			193,537
Settlement of accrued expenses (in shares)		3,682				3,682
Deemed dividend on warrant modification				65,266	(65,266)
Balance at end of year at Sep. 30, 2022			(2,932,000)	47,615,475	(35,515,787)		9,167,688
Balance at ending of year (in shares) at Sep. 30, 2022		403,887				403,887
Balance at beginning of year at Dec. 31, 2022			(2,932,000)	47,855,521	(37,516,747)		$ 7,406,774
Balance at beginning of year (in shares) at Dec. 31, 2022	403,887	403,887				403,887	403,887
Net loss					(2,603,069)		$ (2,603,069)
Issuance of ADS and Pre-Funded Warrants, net				5,849,266			5,849,266
Issuance of ADS and Pre-Funded Warrants, net (in shares)		583,333				583,333
Stock based compensation				261,472			261,472
Balance at end of year at Mar. 31, 2023			(2,932,000)	53,966,259	(40,119,816)		10,914,443
Balance at ending of year (in shares) at Mar. 31, 2023		987,220				987,220
Balance at beginning of year at Dec. 31, 2022			(2,932,000)	47,855,521	(37,516,747)		$ 7,406,774
Balance at beginning of year (in shares) at Dec. 31, 2022	403,887	403,887				403,887	403,887
Net loss							$ (6,636,695)
Balance at end of year at Sep. 30, 2023			(2,932,000)	54,499,138	(44,153,442)		$ 7,413,696
Balance at ending of year (in shares) at Sep. 30, 2023		987,220				987,220	987,220
Balance at beginning of year at Mar. 31, 2023			(2,932,000)	53,966,259	(40,119,816)		$ 10,914,443
Balance at beginning of year (in shares) at Mar. 31, 2023		987,220				987,220
Net loss					(2,106,947)		(2,106,947)
Stock based compensation				264,376			264,376
Balance at end of year at Jun. 30, 2023			(2,932,000)	54,230,635	(42,226,763)		9,071,872
Balance at ending of year (in shares) at Jun. 30, 2023		987,220				987,220
Net loss					(1,926,679)		(1,926,679)
Stock based compensation				268,503			268,503
Balance at end of year at Sep. 30, 2023			$ (2,932,000)	$ 54,499,138	$ (44,153,442)		$ 7,413,696
Balance at ending of year (in shares) at Sep. 30, 2023		987,220				987,220	987,220